International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2023
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2023	2022	2021
Income:
Dividends from subsidiaries	$179,000	$222,175	$80,882
Interest income on notes receivable	5,769	2,394	1,139
(Loss) income on other investments	(6,150)	8,662	9,662
Other	4	857	58
Total income	178,623	234,088	91,741
Expenses:
Interest expense (Debentures)	8,122	5,037	2,792
Provision for credit loss	500	437	—
Other	252	2,291	2,272
Total expenses	8,874	7,765	5,064
Income before federal income taxes and equity in undistributed net income of subsidiaries	169,749	226,323	86,677
Income tax (benefit) expense	(1,365)	504	1,358
Income before equity in undistributed net income of subsidiaries	171,114	225,819	85,319
Equity in undistributed net income of subsidiaries	240,654	74,413	168,603
Net income	$411,768	$300,232	$253,922